6. Convertible Notes Payable (Details) (USD $)	Jun. 30, 2012
Total	$ 2,255,825
Less: Current Maturities	(2,055,825)
Amount due after one year	200,000
Notes Payable March 15 2012 Thru March 23 2012
Notes Payable	150,000
Notes Payable April 27 2012 Thru June 15 2012
Notes Payable	1,556,000
Notes Payable May 1 2012 Thru September 30 2012
Notes Payable	49,825
Notes Payable March13 2012 Thru March 31 2013
Notes Payable	300,000
Notes Payable February 25 2012 Thru Feb 25 2014
Notes Payable	100,000
Notes Payable February 27 2012 Thru Feb 27 2014
Notes Payable	50,000
Notes Payable February 29 2012 Thru Feb 29 2014
Notes Payable	$ 50,000